Pension and Postretirement Benefits (Tables)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Pension and Postretirement Benefits [Abstract]
Net Periodic Benefit Cost / (Income)

	Pension		Postretirement
	Successor	Predecessor	Successor	Predecessor
$ in millions	2012	2011	2012	2011
Service cost	$1.6	$1.5	$-	$0.1
Interest cost	4.3	4.3	0.1	0.2
Expected return on assets (a)	(5.6)	(6.1)	-	-
Amortization of unrecognized:
Actuarial (gain) / loss	1.2	2.2	(0.2)	(0.2)
Prior service cost	0.3	0.6	-	-
Net periodic benefit cost / (income) before adjustments	$1.8	$2.5	$(0.1)	$0.1

	Pension		Postretirement
	Successor	Predecessor	Successor	Predecessor
$ in millions	2012	2011	2012	2011
Service cost	$3.1	$2.9	$0.1	$0.1
Interest cost	8.6	8.6	0.4	0.5
Expected return on assets (a)	(11.3)	(12.2)	(0.1)	(0.1)
Amortization of unrecognized:
Actuarial (gain) / loss	2.4	4.5	(0.4)	(0.4)
Prior service cost	0.7	1.1	-	-
Net periodic benefit cost / (income) before adjustments	$3.5	$4.9	$-	$0.1

Estimated Future Benefit Payments and Medicare Part D Reimbursements

$ in millions	Pension	Postretirement

2012	$11.5	$1.2
2013	22.7	2.3
2014	23.2	2.2
2015	23.8	2.0
2016	24.0	1.9
2017 - 2021	124.4	7.5